Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Schedule of asset liability measured at fair value on recurring basis
The following table summarizes information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy used to determine such fair values:

	June 30, 2021
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money Market funds in Cash and Cash Equivalents	$51,496	$—	$—	$51,496

Total Assets	$51,496	$—	$—	$51,496

Liabilities
Restricted Stock	$—	$—	$21,371	$21,371

Total Liabilities	$—	$—	$21,371	$21,371

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money Market funds in Cash and Cash Equivalents	$92,858	$—	$—	$92,858

Total Assets	$92,858	$—	$—	$92,858

Liabilities
Restricted Stock	$—	$—	$3,047	$3,047

Total Liabilities	$—	$—	$3,047	$3,047

The following table summarizes information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy used to determine such fair values:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money Market funds in Cash and Cash Equivalents	$92,858	$—	$—	$92,858

Total Assets	$92,858	$—	$—	$92,858

Liabilities:
Restricted Stock	$—	$—	$3,047	$3,047
Warrants	—	—	—	—

Total Liabilities	$—	$—	$3,047	$3,047

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money Market funds in Cash and Cash Equivalents	$159,141	$—	$—	$159,141

Total Assets	$159,141	$—	$—	$159,141

Liabilities:
Restricted Stock	$—	$—	$350	$350
Warrants	—	—	3,922	3,922

Total Liabilities	$—	$—	$4,272	$4,272

Warrant [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Summary of change in fair value of warrants and restricted stock
The following table summarizes the change in fair value, as determined by Level 3 inputs, of the Warrants for the years ended December 31, 2020 and 2019:

Warrants
(in thousands)
Balance at December 31, 2018	$—
Issuance of Series B-3 Preferred Stock Warrants	4,063
Change in fair value	(141)

Balance at December 31, 2019	3,922
Change in fair value	(3,922)

Balance at December 31, 2020	$—

Summary of fair value measurement inputs for warrants
The fair value of the Warrants to purchase shares of the Company’s Series
B-3
Preferred Stock at an exercise price of $11.59 per share, including subsequent remeasurements, was estimated using the Black-Scholes Option Pricing Model using the following assumptions:

2019
Fair Value of the underlying Instrument	$4.19 – $4.43
Time to liquidity event (in years)	3.0
Average volatility rate	55.0%
Risk-free interest rate	1.62%

Restricted Stock [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Summary of change in fair value of warrants and restricted stock
The following table summarizes the change in fair value, as determined by Level 3 inputs, of restricted stock for the six months ended June 30, 2021.

Restricted Stock
(in thousands)
Balance at December 31, 2020	$3,047
Change relating to vesting at original issuance price	775
Change in fair value	26,385
Reclassification of restricted stock to equity (see Note 9)	(8,836)

Balance at June 30, 2021	21,371

The following table summarizes the change in fair value, as determined by Level 3 inputs, of restricted stock for the years ended December 31, 2020 and 2019:

Restricted Stock
(in thousands)
Balance at December 31, 2018	$—
Issuance of Restricted Stock	350
Change in fair value	—

Balance at December 31, 2019	350
Change relating to vesting at original issuance price	2,098
Change in fair value	599

Balance at December 31, 2020	$3,047

Summary of fair value measurement inputs for warrants
The fair value of the Company’s Restricted Stock, including subsequent remeasurements, was estimated using an option pricing model using the following assumptions as of June 30, 2021 and December 31, 2020:

	June 30,	December 31,
	2021	2020
Fair Value of the underlying Instrument	$58.60	$6.70 - 13.01
Exercise Price	$9.31 - $9.48	$9.23 - $9.48
Time to liquidity event (in years)	6.1 - 7.1	5.6 - 7.1
Average volatility rate	55.0%	55.0%
Risk-free interest rate	0.93% - 1.27%	0.28% - 0.93%

The fair value of the Company’s Restricted Stock, including subsequent remeasurements, was estimated using an option pricing model using the following assumptions:

	Years Ended December 31,
	2020	2019
Fair Value of the underlying Instrument	$6.70 – $13.01	$8.32
Exercise Price	$9.23 – $9.48	$9.23 – $9.34
Time to liquidity event (in years)	5.6 – 7.1	5.6 – 6.3
Average volatility rate	55.0%	55.0%
Risk-free interest rate	0.28 – 0.93%	1.69 – 1.72%